STOCKSNIPS AI POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Communication Services - 10.1%
Interactive Home Entertainment - 3.2%
Electronic Arts, Inc.	2,998	$606,705

Interactive Media & Services - 3.6%
Alphabet, Inc. - Class C	1,761	672,596

Movies & Entertainment - 3.3%
Cinemark Holdings, Inc.	21,342	630,016
Total Communication Services		1,909,317

Consumer Discretionary - 5.9%
Broadline Retail - 2.8%
MINISO Group Holding Ltd. - ADR	36,257	536,241

Specialized Consumer Services - 3.1%
Service Corp. International/US	7,209	584,145
Total Consumer Discretionary		1,120,386

Consumer Staples - 6.6%
Consumer Staples Merchandise Retail - 3.3%
BJ's Wholesale Club Holdings, Inc. (a)	6,703	629,345

Food Retail - 3.3%
Maplebear, Inc. (a)	14,666	621,105
Total Consumer Staples		1,250,450

Energy - 7.4%
Oil & Gas Exploration & Production - 4.0%
SM Energy Co.	24,641	764,610

Oil & Gas Storage & Transportation - 3.4%
ONEOK, Inc.	6,872	635,385
Total Energy		1,399,995

Financials - 16.1%
Commercial & Residential Mortgage Finance - 2.9%
MGIC Investment Corp.	21,071	557,960

Consumer Finance - 3.3%
FirstCash Holdings, Inc.	2,842	620,181

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Investment Banking & Brokerage - 3.3%
Marex Group PLC	11,770	$627,930

Life & Health Insurance - 3.2%
Aflac, Inc.	5,379	611,431

Property & Casualty Insurance - 3.4%
Hamilton Insurance Group Ltd. - Class B	19,451	637,409
Total Financials		3,054,911

Health Care - 17.7%
Biotechnology - 6.8%
Catalyst Pharmaceuticals, Inc. (a)	23,794	669,325
Krystal Biotech, Inc. (a)	2,361	619,196
		1,288,521
Health Care Supplies - 7.6%
Lantheus Holdings, Inc. (a)	9,528	806,259
Solventum Corp. (a)	9,255	623,417
		1,429,676
Pharmaceuticals - 3.3%
Eli Lilly & Co.	675	630,855
Total Health Care		3,349,052

Industrials - 6.6%
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	2,948	637,918

Industrial Machinery & Supplies & Components - 3.3%
SPX Technologies, Inc. (a)	2,834	620,391
Total Industrials		1,258,309

Information Technology - 12.6%
Application Software - 2.9%
Palantir Technologies, Inc. - Class A (a)	4,037	561,587

Communications Equipment - 3.3%
Motorola Solutions, Inc.	1,439	631,764

Electronic Equipment & Instruments - 3.3%
OSI Systems, Inc. (a)	2,167	621,756

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Semiconductors - 3.1%
NVIDIA Corp.	2,926	$583,942
Total Information Technology		2,399,049

Materials - 3.3%
Specialty Chemicals - 3.3%
NewMarket Corp.	916	618,868

Utilities - 6.6%
Electric Utilities - 6.6%
Entergy Corp.	5,292	623,980
Pampa Energia SA - ADR (a)	7,571	627,409
Total Utilities		1,251,389
TOTAL COMMON STOCKS (Cost $17,104,139)		17,611,726

REAL ESTATE INVESTMENT TRUSTS - 6.8%
Real Estate - 6.8%
Hotel & Resort REITs - 3.5%
Ryman Hospitality Properties, Inc.	6,423	674,993

Retail REITs - 3.3%
Tanger, Inc.	16,785	622,388
Total Real Estate		1,297,381
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,210,759)		1,297,381

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (b)	35,943	35,943
TOTAL MONEY MARKET FUNDS (Cost $35,943)		35,943

TOTAL INVESTMENTS - 99.9% (Cost $18,350,841)		$18,945,050
Other Assets in Excess of Liabilities - 0.1%		11,274
TOTAL NET ASSETS - 100.0%		$18,956,324
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

StockSnips AI Powered Sentiment US All Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$17,611,726	$—	$—	$17,611,726
Real Estate Investment Trusts	1,297,381	—	—	1,297,381
Money Market Funds	35,943	—	—	35,943
Total Investments	$18,945,050	$—	$—	$18,945,050

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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